Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 8,526	$ 6,526
Total cash, cash equivalents and restricted cash	180,386	153,194
Consolidated Entity, Excluding Consolidated VIE [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	170,650	146,560
Variable Interest Entity, Primary Beneficiary [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,210	$ 108